Other liabilities	12 Months Ended
Dec. 31, 2018
Other liabilities [Abstract]
Other liabilities

25.        Other liabilities

The breakdown of the balance of “Other Liabilities” is as follows:

Thousand of reais	2018	2017	2016

Accrued expenses and deferred income (1)	3,193,291	3,036,374	2,925,598
Transactions in transit (3)	925,336	980,501	916,844
Provision for share-based payment	260,739	270,626	212,384
Liabilities for insurance contracts	1,797,167	1,587,603	1,584,303
Other (2)	2,918,615	2,138,817	2,559,970
Total	9,095,148	8,013,921	8,199,099

(1) Corresponds, mainly, to payments to be made - personnel expenses.

(2) Includes credits for funds to be released, such as Administratives expenses, amounts due to associates and suppliers.

(3) Includes mainly the amounts to transfer to the credit card companies (resources in transit) and amount to release referred to the real estate credits.